Inventories - Summary of Inventories (Detail) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Finished products	$ 6,293	$ 5,693
Raw materials	3,624	4,288
Non strategic spare parts	1,004	922
Inventories in transit	107	204
Packing materials	538	420
Other	314	361
Total	$ 11,880	$ 11,888